SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE BASED COMPENSATION
Summary of stock option-based compensation expense
In Thousands of US Dollars
Functional Expense Category	2022	2021	2020
General and administrative expense	$417	$2,124	$702
Research and development expense	175	479	1,046
Total	$592	$2,603	$1,748